PLAN DESCRIPTION AND RELATED INFORMATION - Narrative (Details) - San Diego Gas & Electric Company Savings Plan 001	12 Months Ended
	Dec. 31, 2025 USD ($) yr loan shares	Dec. 31, 2024 USD ($) shares
EBP, Description of Plan [Line Items]
Maximum annual participant contribution, percentage of total compensation	50.00%
Annual pretax participant contribution, incremental contributions	1.00%
Contribution automatic deferral rate	6.00%
Annual automatic increase in deferral rate	1.00%
Retirement age | yr	65
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage, additional contributions for each one percent of increase in contribution	0.20%
Employer contribution vesting service period	1 year
Employer contribution maximum vesting age | yr	65
Investment increments	1.00%
Self directed brokerage account, investment limit	50.00%
Termination of employment, account balance threshold	$ 5,000
Termination of employment, cash-out limit	1,000
Termination of employment, cash out, rollover limit	$ 200
Note receivable from participant account, maximum borrowing, as a percentage of total account balance	50.00%
Note receivable from participant account, maximum borrowing amount	$ 50,000
Note receivable from participant account, maximum borrowing amount, measurement period	12 months
Note receivable from participant account, minimum borrowing amount	$ 1,000
Number of allowed loans outstanding | loan	2
Primary residence loans, borrowing term	15 years
Other loans, borrowing term	5 years
Participant loan, basis spread on variable rate	1.00%
Forfeited nonvested account	$ 6,000	$ 9,000
Employer contributions reduced from forfeited accounts	$ 25,000
Sempra common stock
EBP, Description of Plan [Line Items]
Number of shares held through Master Trust (in shares) | shares	4,244,882	4,912,142
Plan interest in master trust, cost basis	$ 200,122,000	$ 221,330,000
Sempra common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Description of Plan [Line Items]
Dividend income	11,782,000
Minimum
EBP, Description of Plan [Line Items]
Termination of employment, account balance threshold	$ 1,001
Participant loan interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Contribution automatic deferral rate	11.00%
Employer contribution, participant compensation matched, percentage	11.00%
Termination of employment, account balance threshold	$ 5,000
Participant loan interest rate	9.50%	9.50%